John Hancock Global Climate Action Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A C R6 [Member] | John Hancock Global Climate Action Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	14.08%	16.33%